CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares	Dec. 31, 2014 CNY (¥) ¥ / shares shares	Dec. 31, 2013 CNY (¥) ¥ / shares shares
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME [Abstract]
Net Revenues	$ 15,368	¥ 99,552	¥ 579,717	¥ 259,534
Operating expenses:
Cost of services	(3,760)	(24,355)	(53,909)	(27,818)
Sales and marketing	(13,434)	(87,022)	(173,883)	(84,596)
General and administrative	(35,852)	(232,244)	(156,309)	(73,190)
Service development expenses	$ (9,771)	¥ (63,296)	(59,398)	¥ (28,686)
Write-off of deferred offering expenses			(3,241)
Total operating expenses	$ (62,817)	¥ (406,917)	(446,740)	¥ (214,290)
Other operating income	1,067	6,910	17,414	14,560
Government grant	312	2,022	3,643	2,792
Other operating expenses	(459)	(2,975)	(4,527)	(2,678)
Operating profit (loss)	(46,529)	(301,408)	149,507	59,918
Interest income	3,178	20,589	17,009	2,058
Interest expense	(330)	(2,138)	¥ (356)	¥ (5,407)
Loss from equity method investments	$ (63)	¥ (407)
Changes in fair value of the derivative component of the convertible note				¥ (26,809)
Changes in fair value of the structured deposits	$ 174	¥ 1,124	¥ (1,124)
Income (loss) before income tax	(43,570)	(282,240)	165,036	¥ 29,760
Income tax benefit (expense)	(6,479)	(41,969)	(7,987)	76,294
Net income (loss)	(50,049)	(324,209)	¥ 157,049	¥ 106,054
Less: Net loss attributable to the noncontrolling interests	(48)	(312)
Net income (loss) attributable to 500.com Limited	(50,001)	(323,897)	¥ 157,049	¥ 106,054
Other comprehensive (loss) income
Foreign currency translation (loss) gain	10,320	66,851	12,145	(5,496)
Other comprehensive income (loss), net of tax	10,320	66,851	12,145	(5,496)
Comprehensive income (loss)	(39,729)	(257,358)	¥ 169,194	¥ 100,558
Less: Comprehensive loss attributable to noncontrolling interests	(48)	(312)
Comprehensive income(loss) attributable to 500.com Limited	$ (39,681)	¥ (257,046)	¥ 169,194	¥ 100,558
Earnings (losses) per share for Class A and Class B ordinary shares outstanding:
Basic | (per share)	$ (0.13)	¥ (0.84)	¥ 0.46	¥ 0.45
Diluted | (per share)	(0.13)	(0.84)	0.44	0.41
Earnings (losses) per American Depositary Share ("ADS") (1 ADS represents 10 Class A ordinary shares)
Basic | (per share)	(1.30)	(8.40)	4.62	4.45
Diluted | (per share)	$ (1.30)	¥ (8.40)	¥ 4.39	¥ 4.08
Weighted average number of Class A and Class B ordinary shares outstanding:
Basic	385,590,213	385,590,213	339,782,819	238,342,685
Diluted	385,590,213	385,590,213	357,848,704	259,729,367